Average Annual Total Returns{- Fidelity Asset Manager 40%} - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-10 - Fidelity Asset Manager 40%	Fidelity Asset Manager 40% Return Before Taxes Past 1 year	Fidelity Asset Manager 40% Return Before Taxes Past 5 years	Fidelity Asset Manager 40% Return Before Taxes Past 10 years	Fidelity Asset Manager 40% After Taxes on Distributions Past 1 year	Fidelity Asset Manager 40% After Taxes on Distributions Past 5 years	Fidelity Asset Manager 40% After Taxes on Distributions Past 10 years	Fidelity Asset Manager 40% After Taxes on Distributions and Sales Past 1 year	Fidelity Asset Manager 40% After Taxes on Distributions and Sales Past 5 years	Fidelity Asset Manager 40% After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0594 Past 1 year	F0594 Past 5 years	F0594 Past 10 years
Total	15.82%	5.59%	6.65%	14.54%	4.51%	5.54%	9.79%	4.00%	4.95%	8.72%	3.05%	3.75%	15.34%	5.60%	6.42%